Share-Based Compensation (Details) - Schedule of estimated option pricing model using assumptions	12 Months Ended
	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2018 $ / shares
Share-Based Compensation (Details) - Schedule of estimated option pricing model using assumptions [Line Items]
Dividend yield (%)
Expected volatility of the share prices (%)	66.00%	66.00%	57.00%	57.00%	53.00%	53.00%
Risk-free interest rate (%)			2.30%	2.30%	2.90%	2.90%
Expected life of share options (years)			7 years 6 months	7 years 6 months	7 years 6 months	7 years 6 months
Share price (in New Shekels per share) | (per share)			₪ 24.07	$ 6.66	₪ 23.6	$ 6.3
Share price (in Dollars per share) | (per share)			₪ 24.07	$ 6.66	₪ 23.6	$ 6.3
Bottom of range [member]
Share-Based Compensation (Details) - Schedule of estimated option pricing model using assumptions [Line Items]
Risk-free interest rate (%)	0.70%	0.70%
Expected life of share options (years)	6 years	6 years
Share price (in New Shekels per share) | (per share)	₪ 7.05	$ 2.2
Share price (in Dollars per share) | (per share)	₪ 7.05	$ 2.2
Top of range [member]
Share-Based Compensation (Details) - Schedule of estimated option pricing model using assumptions [Line Items]
Risk-free interest rate (%)	0.80%	0.80%
Expected life of share options (years)	7 years	7 years
Share price (in New Shekels per share) | (per share)	₪ 18	$ 5.6
Share price (in Dollars per share) | (per share)	₪ 18	$ 5.6